LEASES	12 Months Ended
Jul. 31, 2018
Leases [Abstract]
LEASES

5. LEASES:

The Company’s real estate operations encompass both owned and leased properties. The current leases on leased property, most of which have options to extend the terms, range from 3 years to 25 years. Certain of the leases provide for additional rentals under certain circumstances and obligate the Company for payments of real estate taxes and other expenses.

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2018 was exceeded by sublease rental income, as follows:

	2018	2017	2016
Minimum rental expense	$1,750,859	$1,899,374	$1,726,528
Contingent rental expense	1,034,762	833,641	825,695
	2,785,621	2,733,015	2,552,223
Sublease rental income	6,901,958	6,750,325	6,341,145
Excess of sublease income over expense	$4,116,337	$4,017,310	$3,788,922

Rent expense related to an affiliate principally owned by a director of the Company totaled $987,250 for fiscal year ended July 31, 2018, $987,250 for fiscal year ended 2017 and $836,813 for fiscal year ended 2016. The rent expense is derived from two leases which expire July 31, 2027 and April 30, 2031, respectively. Rent expense is recognized on a straight-line basis over the lives of the leases.

The lease which expires July 31, 2027 related to an affiliate principally owned by a director of the Company, is for a ground lease which permitted the Company to construct a building during the lease period. In accordance with the terms of the lease, upon lease termination in 2027, the building and all improvements are turned over to the property owner.

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2019	$1,853,841
2020	1,858,754
2021	1,860,485
2022	1,856,314
2023	1,864,455
After 2023	10,801,871
Total required*	$20,095,720

*	Minimum payments have not been reduced by minimum sublease rentals of $31,436,747 under operating leases due in the future under non-cancelable leases.